DELAWARE GROUP FOUNDATION FUNDS

Delaware Balanced Allocation Portfolio
Delaware Growth Allocation Portfolio
Delaware Income Allocation Portfolio

Supplement to the Portfolios'
Class A * Class B * Class C * Class R
Prospectus dated January 28, 2005

Delaware Growth Allocation Portfolio only:

The following chart replaces the information for annual fund operating expenses of Class R shares in the Profile section of the Portfolio's Prospectus titled "What are the Portfolio's fees and expenses?" These changes reflect the introduction of a 12b-1 fee waiver for Class R shares effective August 1, 2005:

Annual fund operating expenses are deducted from the Fund's assets.	CLASS	R
	Management fees[1]	0.25%
	Distribution and service (12b-1) fees[2]	0.60%
	Other expenses[3]	1.12%
	Total operating expenses	1.97%
	Fee waivers and payments[2,4]	(0.92%)
	Net expenses	1.05%

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.[5] This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	R
1 year	$107
3 years	$529
5 years	$977
10 years	$2,222

  The investment manager has agreed to limit its management fee to no more than 0.10% of average daily net assets.
  Class R shares are subject to a 12b-1 fee of 0.60% of average daily net assets. The Distributor has contracted to limit the Class R shares' 12b-1 fees through January 31, 2006 to no more than 0.50% of average daily net assets.
  Other expenses have been restated to reflect an expected decrease in other expenses in the current fiscal year due to a reduction in transfer agency costs associated with servicing retirement accounts.
  The investment manager has contracted to waive fees and pay expenses through January 31, 2006 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.55% of average daily net assets.
  The Portfolio's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with waivers for the one-year contractual period and total operating expenses without waivers for years two through ten.

Delaware Balanced Allocation Portfolio only:

The following chart replaces the information for annual fund operating expenses of Class R shares in the Profile section of the Portfolio's Prospectus titled "What are the Portfolio's fees and expenses?" These changes reflect the introduction of a 12b-1 fee waiver for Class R shares effective August 1, 2005:

Annual fund operating expenses are deducted from the Fund's assets.	CLASS	R
	Management fees1	0.25%
	Distribution and service (12b-1) fees2	0.60%
	Other expenses3	1.07%
	Total operating expenses	1.92%
	Fee waivers and payments2,4	(0.87%)
	Net expenses	1.05%

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.5 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	R
1 year	$107
3 years	$519
5 years	$956
10 years	$2,173

  The investment manager has agreed to limit its management fee to no more than 0.10% of average daily net assets.
  Class R shares are subject to a 12b-1 fee of 0.60% of average daily net assets. The Distributor has contracted to limit the Class R shares' 12b-1 fees through January 31, 2006 to no more than 0.50% of average daily net assets.
  Other expenses have been restated to reflect an expected decrease in other expenses in the current fiscal year due to a reduction in transfer agency costs associated with servicing retirement accounts.
  The investment manager has contracted to waive fees and pay expenses through January 31, 2006 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.55% of average daily net assets.
  The Portfolio's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with waivers for the one-year contractual period and total operating expenses without waivers for years two through ten.

Delaware Income Allocation Portfolio only:

The following chart replaces the information for annual fund operating expenses of Class R shares in the Profile section of the Portfolio's Prospectus titled "What are the Portfolio's fees and expenses?" These changes reflect the introduction of a 12b-1 fee waiver for Class R shares effective August 1, 2005:

Annual fund operating expenses are deducted from the Fund's assets.	CLASS	R
	Management fees1	0.25%
	Distribution and service (12b-1) fees2	0.60%
	Other expenses3	1.07%
	Total operating expenses	1.92%
	Fee waivers and payments2,4	(0.87%)
	Net expenses	1.05%

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.5 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	R
1 year	$107
3 years	$519
5 years	$956
10 years	$2,173

  The investment manager has agreed to limit its management fee to no more than 0.10% of average daily net assets.
  Class R shares are subject to a 12b-1 fee of 0.60% of average daily net assets. The Distributor has contracted to limit the Class R shares' 12b-1 fees through January 31, 2006 to no more than 0.50% of average daily net assets.
  Other expenses have been restated to reflect an expected decrease in other expenses in the current fiscal year due to a reduction in transfer agency costs associated with servicing retirement accounts.
  The investment manager has contracted to waive fees and pay expenses through January 31, 2006 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.55% of average daily net assets.
  The Portfolio's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with waivers for the one-year contractual period and total operating expenses without waivers for years two through ten.

The following replaces the information in the fifth bullet point for Class R shares in the "About your account: Investing in the Portfolios" section of the Prospectus under "Choosing a share class" on page 27 in the Portfolios' Prospectus:

Choosing a share class: Class R

  Class R shares generally are available only to (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) to IRA rollovers from plans maintained on Delaware's retirement recordkeeping system or BISYS's retirement recordkeeping system that are offering Class R shares to participants.

The following chart replaces the information for Class R shares in the "About your account" section of the Portfolios' Prospectus titled "Dealer compensation" on page 27:

Dealer compensation

Class R1
Commission (%)	-
Investment up to $49,999	-
$50,000 to $99,999	-
$100,000 to $249,999	-
$250,000 to $499,999	-
$500,000 to $999,999	-
$1,000,000 to $4,999,999	-
$5,000,000 to $24,999,999	-
$25,000,000 or more	-
12b-1 Fee to Dealer	0.60%

1 On sales of Class R shares, the Distributor does not pay your securities dealer an up-front commission. The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets, however, the Distributor has contracted to limit this amount to 0.50% through January 31, 2006. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.60% from the date of purchase, although this rate is currently 0.50%.

This Supplement is dated July 29, 2005.